T. ROWE PRICE International Stock Portfolio
March 31, 2021 (Unaudited)
1
Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRIA 0.9%
Common Stocks 0.9%
Erste Group Bank (1)(2) 81,156 2,750
Total Austria (Cost
$2,476
)
2,750
BRAZIL 1.9%
Common Stocks 1.9%
Magazine Luiza  392,754 1,401
Rede D'Or Sao Luiz  67,836 776
StoneCo, Class A (USD) (1) 15,302 937
Suzano (1) 79,047 967
XP, Class A (USD) (1) 41,337 1,557
Total Brazil (Cost
$4,876
)
5,638
CANADA 4.1%
Common Stocks 4.1%
Lundin Mining (3) 147,992 1,523
Magna International (USD)  22,620 1,991
Seven Generations Energy, Class A (1) 256,090 1,732
Shopify, Class A (USD) (1) 1,580 1,748
Sun Life Financial  37,550 1,898
TMX Group  34,374 3,572
Total Canada (Cost
$10,351
)
12,464
CAYMAN ISLANDS 0.3%
Convertible Preferred Stocks 0.3%
ByteDance, Series E, Acquisition Date:
7/8/19, Cost $293 (USD) (1)(4)(5) 5,954 939
Total Cayman Islands (Cost
$293
)
939
CHINA 8.0%
Common Stocks 5.4%
58.com (USD) (1)(4) 65,164 —
Alibaba Group Holding, ADR (USD) (1) 35,500 8,049
Baidu, ADR (USD) (1) 8,053 1,752
China Mengniu Dairy (HKD)  294,000 1,694
Kuaishou Technology (HKD) (1) 6,800 236
Tencent Holdings (HKD)  49,900 3,982
Wuxi Biologics Cayman (HKD) (1) 57,500 725
16,438
Common Stocks - China A
Shares 2.4%
BTG Hotels Group, A Shares (CNH)  310,291 1,295
Gree Electric Appliances of Zhuhai, A
Shares (CNH)  284,000 2,723
Kweichow Moutai, A Shares (CNH)  6,370 1,958
NARI Technology, A Shares (CNH)  268,400 1,280
7,256
Shares $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 0.2%
Xiaoju Kuaizhi, Series A-17,
Acquisition Date: 10/19/15, Cost $343
(USD) (1)(4)(5) 12,518 552
552
Total China (Cost
$10,090
)
24,246
DENMARK 0.3%
Common Stocks 0.3%
Genmab (1) 2,649 871
Total Denmark (Cost
$864
)
871
FRANCE 8.1%
Common Stocks 8.1%
Air Liquide  15,462 2,524
Alstom (1) 34,144 1,701
Dassault Aviation (1) 2,924 3,252
EssilorLuxottica  26,400 4,301
LVMH Moet Hennessy Louis Vuitton  1,682 1,123
Sanofi  47,476 4,695
Thales (2) 70,487 6,996
Total France (Cost
$21,624
)
24,592
GERMANY 5.0%
Common Stocks 4.8%
Auto1 Group (1) 7,511 426
Bayer  29,766 1,886
Beiersdorf  19,465 2,057
Deutsche Boerse  15,436 2,565
Evotec (1) 54,873 1,977
Knorr-Bremse  14,194 1,771
Merck KGaA  3,598 616
MorphoSys (1) 15,889 1,384
TeamViewer (1) 27,761 1,187
Zalando (1) 8,494 832
14,701
Preferred Stocks 0.2%
Sartorius (6) 1,049 523
523
Total Germany (Cost
$13,302
)
15,224
HONG KONG 2.0%
Common Stocks 2.0%
AIA Group  492,200 6,023
Total Hong Kong (Cost
$1,507
)
6,023

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
INDIA 4.5%
Common Stocks 4.5%
Axis Bank (1) 311,255 2,992
Housing Development Finance  156,797 5,400
Kotak Mahindra Bank (1) 38,397 926
Maruti Suzuki India  16,291 1,535
NTPC  1,884,689 2,759
Total India (Cost
$8,042
)
13,612
INDONESIA 1.7%
Common Stocks 1.7%
Bank Central Asia  1,422,800 3,047
Sarana Menara Nusantara  26,522,300 2,009
Total Indonesia (Cost
$1,956
)
5,056
ITALY 1.5%
Common Stocks 1.5%
Banca Mediolanum (1) 238,774 2,252
DiaSorin  9,602 1,541
Terna Rete Elettrica Nazionale  94,054 710
Total Italy (Cost
$3,766
)
4,503
JAPAN 14.3%
Common Stocks 14.3%
Disco  4,100 1,296
Fujitsu General  91,400 2,553
Hikari Tsushin  3,900 786
Hoshizaki  18,100 1,618
Kansai Paint  43,100 1,153
Kao  17,200 1,138
Murata Manufacturing  32,500 2,616
Nippon Telegraph & Telephone  192,200 4,959
NTT Data  46,800 726
ORIX  38,200 646
Otsuka Holdings  106,500 4,517
Outsourcing  97,900 1,589
Pan Pacific International Holdings  68,600 1,619
Persol Holdings  109,600 2,154
Seven & i Holdings  62,000 2,504
Shimadzu  33,700 1,222
Shiseido  8,100 545
Sony  22,100 2,339
Stanley Electric  61,300 1,831
Suzuki Motor  28,300 1,289
Takeda Pharmaceutical  85,932 3,132
Z Holdings  662,800 3,306
Total Japan (Cost
$33,235
)
43,538
Shares $ Value
(Cost and value in $000s)
NETHERLANDS 7.0%
Common Stocks 7.0%
Adyen (1) 452 1,009
Akzo Nobel  36,942 4,124
ASML Holding  10,153 6,229
Koninklijke Philips (1) 80,607 4,597
Prosus  46,677 5,194
Total Netherlands (Cost
$10,049
)
21,153
PERU 0.1%
Common Stocks 0.1%
Credicorp (USD)  2,497 341
Total Peru (Cost
$354
)
341
PHILIPPINES 0.3%
Common Stocks 0.3%
SM Investments  48,765 966
Total Philippines (Cost
$791
)
966
POLAND 0.7%
Common Stocks 0.7%
Powszechny Zaklad Ubezpieczen (1) 257,329 2,218
Total Poland (Cost
$2,309
)
2,218
PORTUGAL 2.3%
Common Stocks 2.3%
Galp Energia  339,339 3,934
Jeronimo Martins  182,767 3,072
Total Portugal (Cost
$7,566
)
7,006
SOUTH AFRICA 3.4%
Common Stocks 3.4%
Capitec Bank Holdings (1) 15,540 1,494
Naspers, N Shares  37,495 8,980
Total South Africa (Cost
$8,221
)
10,474
SOUTH KOREA 5.1%
Common Stocks 5.1%
LG Household & Health Care  1,625 2,255
NAVER  16,673 5,582
Samsung Electronics  108,156 7,825
Total South Korea (Cost
$5,246
)
15,662

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
SPAIN 0.3%
Common Stocks 0.3%
Amadeus IT Group, A Shares (1) 14,905 1,062
Total Spain (Cost
$510
)
1,062
SWEDEN 1.8%
Common Stocks 1.8%
Assa Abloy, B Shares  54,101 1,557
Essity, B Shares (3) 47,116 1,489
Swedbank, A Shares  137,305 2,421
Total Sweden (Cost
$3,911
)
5,467
SWITZERLAND 6.4%
Common Stocks 6.4%
Alcon (1) 23,372 1,640
Julius Baer Group (2) 68,775 4,395
Lonza Group  8,073 4,515
Nestle  57,569 6,417
Roche Holding  4,756 1,541
Temenos  6,422 927
Total Switzerland (Cost
$11,795
)
19,435
TAIWAN 3.7%
Common Stocks 3.7%
Taiwan Semiconductor Manufacturing  542,000 11,414
Total Taiwan (Cost
$1,547
)
11,414
THAILAND 0.7%
Common Stocks 0.7%
CP ALL (1) 938,100 2,085
Total Thailand (Cost
$1,273
)
2,085
UNITED ARAB EMIRATES 0.8%
Common Stocks 0.8%
Network International Holdings
(GBP) (1) 443,938 2,527
Total United Arab Emirates (Cost
$2,397
)
2,527
UNITED KINGDOM 7.9%
Common Stocks 7.9%
Amcor, CDI (AUD)  181,275 2,123
Shares $ Value
(Cost and value in $000s)
AstraZeneca, ADR (USD) (3) 72,111 3,585
boohoo Group (1) 358,215 1,677
Burberry Group (1) 65,461 1,712
Deliveroo Holdings, Acquisition Date:
9/12/17 - 5/16/19, Cost $568 (1)(5) 271,600 1,023
HomeServe  94,572 1,566
London Stock Exchange Group  36,216 3,462
Smith & Nephew  159,736 3,033
THG (1) 89,800 772
Unilever (EUR)  92,162 5,146
Total United Kingdom (Cost
$19,976
)
24,099
UNITED STATES 4.8%
Common Stocks 4.8%
Linde (EUR)  11,900 3,338
NXP Semiconductors  13,226 2,663
Philip Morris International  32,853 2,915
Visa, Class A  15,466 3,275
Waste Connections  22,545 2,434
Total United States (Cost
$9,294
)
14,625
SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve
Fund, 0.04% (7)(8) 5,156,958 5,157
Total Short-Term Investments (Cost
$5,157) 5,157
SECURITIES LENDING
COLLATERAL
1.3%
INVESTMENTS IN A POOLED ACCOUNT
THROUGH SECURITIES LENDING PROGRAM WITH
JPMORGAN CHASE BANK 1.3%
Short-Term Funds 1.3%
T. Rowe Price Short-Term Fund,
0.08% (7)(8) 385,371 3,854
Total Investments in a Pooled Account through
Securities Lending Program with JPMorgan Chase
Bank 3,854
Total Securities Lending Collateral
(Cost $3,854) 3,854
Total Investments in
Securities 100.9%
(Cost $206,632) $ 307,001
Other Assets Less Liabilities (0.9)% (2,676)
Net Assets 100.0% $ 304,325

T. ROWE PRICE International Stock Portfolio

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and
Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is pledged to cover or as collateral for written call options at March 31, 2021.
(3) All or a portion of this security is on loan at March 31, 2021.
(4) Level 3 in fair value hierarchy.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $2,514 and represents 0.8% of net assets.
(6) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(7) Seven-day yield
(8) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
OTC Over-the-counter
USD U.S. Dollar

T. ROWE PRICE International Stock Portfolio

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Erste Group Bank, Call,
4/16/21 @ 30.00 (EUR) 46 133 (1)
Morgan Stanley
Erste Group Bank, Call,
5/21/21 @ 31.00 (EUR) 45 130 (3)
Goldman Sachs
Julius Baer Group, Call,
6/18/21 @ 64.00 (CHF) 50 302 (6)
JPMorgan Chase
Julius Baer Group, Call,
5/21/21 @ 63.00 (CHF) 24 145 (2)
Morgan Stanley
Julius Baer Group, Call,
9/17/21 @ 68.00 (CHF) 48 290 (7)
JPMorgan Chase
Thales, Call, 5/21/21 @
90.00 (EUR) 16 135 (2)
Total Options Written (Premiums $(19)) $ (21)

T. ROWE PRICE International Stock Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ 1
T. Rowe Price Short-Term Fund, 0.08% — — —++
Totals $ —# $ — $ 1+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government Reserve Fund, 0.04% $ 6,476  ¤  ¤ $ 5,157
T. Rowe Price Short-Term Fund, 0.08% 3,036  ¤  ¤ 3,854
Total $ 9,011^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,011.

T. ROWE PRICE International Stock Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price International Stock Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE International Stock Portfolio

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
E301-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 31,247 $ 264,729 $ — $ 295,976
Convertible Preferred Stocks — — 1,491 1,491
Preferred Stocks — 523 — 523
Short-Term Investments 5,157 — — 5,157
Securities Lending Collateral 3,854 — — 3,854
Total $ 40,258 $ 265,252 $ 1,491 $ 307,001
Liabilities
Options Written $ — $ 21 $ — $ 21